Liquidity Risk - Summary of Liquid Assets by Type and Currency (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	$ 367,311	$ 345,000
Securities received as collateral from securities financing and derivative transactions	212,275	188,443
Total liquid assets	$ 579,586	$ 533,443
% of total	100.00%	100.00%
Encumbered liquid assets	$ 207,544	$ 168,075
Unencumbered liquid assets	372,042	365,368
Canadian Dollar [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	93,458	80,728
Securities received as collateral from securities financing and derivative transactions	88,499	67,696
Total liquid assets	$ 181,957	$ 148,424
% of total	31.00%	28.00%
Encumbered liquid assets	$ 85,452	$ 64,244
Unencumbered liquid assets	96,505	84,180
Canadian Dollar [member] | Cash and due from banks [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	3,002	2,202
Total liquid assets	$ 3,002	2,202
% of total	1.00%
Encumbered liquid assets	$ 1,098	421
Unencumbered liquid assets	1,904	1,781
Canadian Dollar [member] | Canadian government obligations [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	18,256	15,524
Securities received as collateral from securities financing and derivative transactions	63,463	46,203
Total liquid assets	$ 81,719	$ 61,727
% of total	14.00%	12.00%
Encumbered liquid assets	$ 47,572	$ 35,522
Unencumbered liquid assets	34,147	26,205
Canadian Dollar [member] | NHA MBS [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	39,649	37,178
Securities received as collateral from securities financing and derivative transactions	42	45
Total liquid assets	$ 39,691	$ 37,223
% of total	6.00%	7.00%
Encumbered liquid assets	$ 3,057	$ 3,888
Unencumbered liquid assets	36,634	33,335
Canadian Dollar [member] | Provincial government obligations [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	12,720	9,865
Securities received as collateral from securities financing and derivative transactions	19,241	15,346
Total liquid assets	$ 31,961	$ 25,211
% of total	5.00%	5.00%
Encumbered liquid assets	$ 23,651	$ 18,177
Unencumbered liquid assets	8,310	7,034
Canadian Dollar [member] | Corporate issuer obligations [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	6,622	4,348
Securities received as collateral from securities financing and derivative transactions	3,767	3,362
Total liquid assets	$ 10,389	$ 7,710
% of total	2.00%	2.00%
Encumbered liquid assets	$ 3,769	$ 1,173
Unencumbered liquid assets	6,620	6,537
Canadian Dollar [member] | Equities [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	10,554	9,634
Securities received as collateral from securities financing and derivative transactions	1,637	2,518
Total liquid assets	$ 12,191	$ 12,152
% of total	2.00%	2.00%
Encumbered liquid assets	$ 6,028	$ 4,930
Unencumbered liquid assets	6,163	7,222
Canadian Dollar [member] | Other marketable securities and/or loans [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	2,655	1,977
Securities received as collateral from securities financing and derivative transactions	349	222
Total liquid assets	$ 3,004	2,199
% of total	1.00%
Encumbered liquid assets	$ 277	133
Unencumbered liquid assets	2,727	2,066
Other than Canadian dollar [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	273,853	264,272
Securities received as collateral from securities financing and derivative transactions	123,776	120,747
Total liquid assets	$ 397,629	$ 385,019
% of total	69.00%	72.00%
Encumbered liquid assets	$ 122,092	$ 103,831
Unencumbered liquid assets	275,537	281,188
Other than Canadian dollar [member] | Cash and due from banks [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	24,046	44,886
Total liquid assets	$ 24,046	$ 44,886
% of total	4.00%	9.00%
Encumbered liquid assets	$ 28	$ 42
Unencumbered liquid assets	24,018	44,844
Other than Canadian dollar [member] | Corporate issuer obligations [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	78,160	62,867
Securities received as collateral from securities financing and derivative transactions	1,576	1,945
Total liquid assets	$ 79,736	$ 64,812
% of total	14.00%	12.00%
Encumbered liquid assets	$ 7,234	$ 6,101
Unencumbered liquid assets	72,502	58,711
Other than Canadian dollar [member] | Equities [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	33,514	21,230
Securities received as collateral from securities financing and derivative transactions	37,666	21,124
Total liquid assets	$ 71,180	$ 42,354
% of total	12.00%	8.00%
Encumbered liquid assets	$ 32,206	$ 16,741
Unencumbered liquid assets	38,974	25,613
Other than Canadian dollar [member] | Other marketable securities and/or loans [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	4,786	5,556
Securities received as collateral from securities financing and derivative transactions	4	1,374
Total liquid assets	$ 4,790	$ 6,930
% of total	1.00%	1.00%
Encumbered liquid assets	$ 191	$ 80
Unencumbered liquid assets	4,599	6,850
Other than Canadian dollar [member] | U.S. government obligations [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	30,163	30,758
Securities received as collateral from securities financing and derivative transactions	37,691	33,090
Total liquid assets	$ 67,854	$ 63,848
% of total	12.00%	12.00%
Encumbered liquid assets	$ 32,918	$ 32,074
Unencumbered liquid assets	34,936	31,774
Other than Canadian dollar [member] | U.S. federal agency obligations [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	47,150	43,703
Securities received as collateral from securities financing and derivative transactions	927	494
Total liquid assets	$ 48,077	$ 44,197
% of total	8.00%	8.00%
Encumbered liquid assets	$ 7,522	$ 9,560
Unencumbered liquid assets	40,555	34,637
Other than Canadian dollar [member] | Other sovereign obligations [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	56,034	55,272
Securities received as collateral from securities financing and derivative transactions	45,912	62,720
Total liquid assets	$ 101,946	$ 117,992
% of total	18.00%	22.00%
Encumbered liquid assets	$ 41,993	$ 39,233
Unencumbered liquid assets	$ 59,953	$ 78,759